ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
Schedule of accrued liabilities

	March 31, 2021	December 31, 2020
MGM profit share buyout	$20,000	$20,000
Accrued payroll and vacation	5,847	4,860
Accrued liability to fund note receivable	2,500	—
Other accruals	4,265	4,229
Total accrued liabilities	$32,612	$29,089

Accrued liabilities consist of the following (in thousands):

	December 31,
	2020	2019
MGM Profit Share Buyout	$20,000	$—
Accrued payroll and vacation	4,860	2,915
Accrued royalties	100	1,389
Other accruals	2,657	1,013
Accrued advertising	534	297
Income taxes payable	655	707
Accrued property and equipment	283	196
Total accrued liabilities	$29,089	$6,517